Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 2,012,995	$ 302,715
Accounts receivable	91,548	11,928
Prepaid expenses and deposits	54,467	125,444
Current assets	2,159,010	440,087
Equipment	90,875	(0)
Intangible assets	31,508	3
Total Assets	2,281,393	440,090
Current Liabilities
Accounts payable and accrued liabilities	44,477	152,569
Loans payable	40,000	1,001,562
Liabilities	84,477	1,154,131
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	26,618,315	22,286,852
Shares subscribed		10,000
Reserves	5,794,718	5,497,092
Deficit	(30,216,117)	(28,507,985)
Equity	2,196,916	(714,041)
Total Liabilities and Shareholders’ Equity (Deficiency)	$ 2,281,393	$ 440,090